As filed with the Securities and Exchange Commission on February 28, 2022.
Registration Nos. 333-209996
811-22736

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒
(Check Appropriate Box or Boxes)

COLUMBIA ETF TRUST I
(Exact Name of Registrant as Specified in Charter)

290 Congress Street, Boston, Massachusetts 02210
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐         Immediately upon filing pursuant to paragraph (b)
☒         On March 21, 2022 pursuant to paragraph (b)
☐         60 days after filing pursuant to paragraph (a)(1)
☐         On (date) pursuant to paragraph (a)(1)
☐         75 days after filing pursuant to paragraph (a)(2)
☐         On (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Seligman Semiconductor and Technology ETF (formerly known as Columbia Seligman Semiconductor Technology ETF) series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Explanatory Note
This Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 21, 2022, the effectiveness of the registration statement for Columbia Seligman Semiconductor and Technology ETF (formerly known as Columbia Seligman Semiconductor Technology ETF), filed on December 17, 2021 in Post-Effective Amendment No. 24, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 24, filed on December 17, 2021, are incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA ETF TRUST I, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of February, 2022.
COLUMBIA ETF TRUST I
By:	/s/ Daniel J. Beckman
Daniel J. Beckman Trustee and President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2022.
Signature	Capacity	Signature	Capacity
/s/ Daniel J. Beckman	Trustee and President (Principal Executive Officer)	/s/ J. Kevin Connaughton*	Trustee
Daniel J. Beckman		J. Kevin Connaughton
/s/ Michael G. Clarke*	Chief Financial Officer, Principal Financial Officer and Senior Vice President	/s/ Olive M. Darragh*	Trustee
Michael G. Clarke		Olive M. Darragh
/s/ Marybeth Pilat*	Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ Patricia M. Flynn*	Trustee
Marybeth Pilat		Patricia M. Flynn
/s/ Catherine James Paglia*	Co-Chair of the Board	/s/ Brian J. Gallagher*	Trustee
Catherine James Paglia		Brian J. Gallagher
/s/ Douglas A. Hacker*	Co-Chair of the Board	/s/ Nancy T. Lukitsh*	Trustee
Douglas A. Hacker		Nancy T. Lukitsh
/s/ George S. Batejan*	Trustee	/s/ David M. Moffett*	Trustee
George S. Batejan		David M. Moffett
/s/ Kathleen A. Blatz*	Trustee	/s/ Minor M. Shaw*	Trustee
Kathleen A. Blatz		Minor M. Shaw
/s/ Pamela G. Carlton*	Trustee	/s/ Natalie A. Trunow*	Trustee
Pamela G. Carlton		Natalie A. Trunow
/s/ Janet Langford Carrig*	Trustee	/s/ Sandra Yeager*	Trustee
Janet Langford Carrig		Sandra Yeager

*	By: Name:	/s/ Joseph D’Alessandro
Joseph D’Alessandro** Attorney-in-fact
**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated February 1, 2021, and incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement No. 333-209996 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on February 25, 2021, on behalf of Marybeth Pilat pursuant to a Power of Attorney, dated January 2, 2020, and incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-209996 of the Registrant on Form N-1A (Exhibit (q)(4)), filed with the Commission on February 27, 2020, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2021, and incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement No. 333-209996 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 25, 2021.